Long-term debt - Financial Covenants (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Long-term Debt
Consolidated total debt to consolidated EBITDA	0.65	0.51
Consolidated total senior debt to consolidated EBITDA		0.07
Consolidated EBITDA to consolidated interest expense	17.33	27.10
Top of range
Disclosure of Long-term Debt
Consolidated EBITDA to consolidated interest expense	2.5
Bottom of range
Disclosure of Long-term Debt
Consolidated total debt to consolidated EBITDA	4.0
Consolidated total senior debt to consolidated EBITDA	3.5